Deferred revenue and deferred platform commission fees - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred revenue and deferred platform commission fees
Platform commissions	$ 56,428	$ 68,839	$ 129,623	$ 117,229	$ 75,163
Goods or services transferred at point in time [member]
Deferred revenue and deferred platform commission fees
Revenue recognized during the period	$ 42,790	$ 49,370	98,613	105,982
Platform commissions			$ 19,912	$ 29,518